Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share
Net income available to the company's common shareholders	$ 998,993	$ 1,995,621	$ 3,206,151
Weighted average shares outstanding - Basic (in shares)	5,510,076	4,625,195	4,578,151
Earnings per share - Basic (in dollars per share)	$ 0.18	$ 0.43	$ 0.70
Diluted earnings per share
Net income available to the company’s common shareholders	$ 998,993	$ 1,995,621	$ 3,206,151
Weighted average shares outstanding - Basic (in shares)	5,510,076	4,625,195	4,578,151
Options and warrants	87,093	50,932	23,756
Weighted shares outstanding - Diluted (in shares)	5,597,169	4,676,127	4,601,907
Earnings per share - Diluted (in dollars per share)	$ 0.18	$ 0.43	$ 0.70